Related Party Transactions (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 02, 2022	Dec. 31, 2022	Dec. 31, 2023	Mar. 21, 2023
Related Party Transactions [Line Items]
Aggregate purchase price		$ 25,000
Founder shares percentage			50.00%
Founder shares (in Shares)			505,000
Sale of units (in Shares)			478,875
Aggregate proceeds		4,988,750
Outstanding loan balance	$ 280,000
price per share (in Dollars per share)			$ 10
Extension Payment deposited			$ 600,000
Deposited			377,500
Unsecured promissory notes			100,000
Repayment of loan			300,000
Loan from shareholders			$ 2,162,500
Private Placement [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)			$ 10
Sale of units (in Shares)			498,875
Aggregate proceeds			$ 4,988,750
Price per share (in Dollars per share)			$ 10
IPO [Member]
Related Party Transactions [Line Items]
Representative shares (in Shares)			60,000
Loan issued	$ 500,000
Class B common stock [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	2,443,750
Aggregate purchase price	$ 25,000
Price per share (in Dollars per share)	$ 0.01
Founder shares issued (in Shares)		2,443,750	2,443,750
Founder shares outstanding (in Shares)		2,443,750	2,443,750
Founder shares percentage			20.00%
Business Combination [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)				$ 0.1
Business combination per share (in Dollars per share)			$ 12.5
Price per share (in Dollars per share)			$ 10
Repayment of loan			$ 3,000,000
Converted loans			$ 3,000,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares percentage			50.00%
Founder shares (in Shares)			429,350
Fair value of granted founder shares (in Shares)			505,000
Forfeiture shares (in Shares)			75,650
Estimated forfeiture value			$ 107,712
Price per share (in Dollars per share)			$ 0.25
US Tiger [Member]
Related Party Transactions [Line Items]
Sponsor shares (in Shares)			20,000
Representative shares (in Shares)			60,000
Sponsor [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)			$ 10
Repayment of loan			$ 1,377,500
Sponsor for working capital			$ 485,000